5. Frank Worth Collection (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 12, 2014	May 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Oct. 18, 2016
Accrued liabilities, stock and cash due for acquisition			$ 80,000		$ 55,000
Frank Worth Collection [Member] [Default Label]
Common shares issued in connection with acquisition, shares	200,000
Common shares issued in connection with acquisition, value	$ 10,000
Cash paid for acquisition	$ 155,000
Royalties paid				$ 30,000
Accrued liabilities, stock and cash due for acquisition				$ 135,000
Fair Value per share	5.00%
Common Shares due and payable, shares		200,000
Common Shares due and payable, value		$ 10,000
Cash for acquisition due and payable		$ 125,000
Company to pay claimant						$ 70,000
Payment Due Date			Feb. 23, 2017